Borrowings - ABS V Notes (Details) - ABS V Notes $ in Thousands	May 31, 2022 USD ($)
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 445,000
Interest rate	5.78%
Covenant One
Disclosure of detailed information about borrowings [line items]
Percentage of excess payments to be made if performance metrics are met	0.00%
Debt service coverage ratio	1.25
Covenant Two
Disclosure of detailed information about borrowings [line items]
Percentage of excess payments to be made if performance metrics are met	50.00%
Covenant Three
Disclosure of detailed information about borrowings [line items]
Percentage of excess payments to be made if performance metrics are met	100.00%
Debt service coverage ratio	1.15
Covenant Four
Disclosure of detailed information about borrowings [line items]
Percentage of excess payments to be made if performance metrics are met	100.00%
Production tracking rate	80.00%
Percentage of excess payments to be made if performance metrics are not met	0.00%
Covenant Five
Disclosure of detailed information about borrowings [line items]
Percentage of excess payments to be made if performance metrics are met	100.00%
Percentage of excess payments to be made if performance metrics are not met	0.00%
Loan to value ratio	65.00%
Bottom of range
Disclosure of detailed information about borrowings [line items]
Percentage of excess payments to be made if performance metrics are met	50.00%
Bottom of range | Covenant Two
Disclosure of detailed information about borrowings [line items]
Debt service coverage ratio	1.15
Top of range
Disclosure of detailed information about borrowings [line items]
Percentage of excess payments to be made if performance metrics are met	100.00%
Top of range | Covenant Two
Disclosure of detailed information about borrowings [line items]
Debt service coverage ratio	1.25